UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017

13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Cooperman
Title:    President
Phone:    (212) 808-3756

Signature, Place and Date of Signing:


  /s/ Wayne Cooperman           New York, New York            May 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  84

Form 13F Information Table Value Total:  $1,818,369
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
1.        028-10571                     Cobalt Offshore Fund Limited

2.        028-10572                     Cobalt Partners, L.P.

3.        028-12326                     Cobalt Partners II, L.P.
          -----------------------       ------------------------------------

                                                     FORM 13F INFORMATION TABLE
           ITEM 1:                 ITEM 2:          ITEM 3:     ITEM 4:    ITEM 5:

                                                                 VALUE     SHRS OR   SH/ PUT/   INVSMT   OTHER    VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS       CUSIP     (X 1,000)   PRN AMT   PRN CALL   DSCRTN   MNGRS   SOLE SHARED    NONE
ALCOA INC                       COM               013817101      34,239    1,010,000            SHARED   1, 2         1,010,000
AMERIGROUP CORP                 COM               03073T102       4,958      163,100            SHARED   1, 2           163,100
AGRIUM INC                      COM               008916108      11,499      300,000            SHARED   1, 2           300,000
ATLAS PIPELINE HOLDINGS LP      COM UNITS LP      04939R108       4,241      173,300            SHARED   1, 2           173,300
AMERICAN INTL GROUP INC         COM               026874107      13,444      200,000            SHARED   1, 2           200,000
AMERICAN TOWER CORP             CL A              029912201      96,099    2,467,249            SHARED   1, 2         2,467,249
AMERICA MOVIL SAB DE CV         SPON ADR L SHS    02364W105      41,745      873,500            SHARED   1, 2           873,500
ARBITRON INC                    COM               03875Q108      10,047      214,000            SHARED   1, 2           214,000
ALLEGHENY TECHNOLOGIES INC      COM               01741R102      41,791      391,709            SHARED   1, 2           391,709
ATLAS AMER INC                  COM               049167109      84,336    1,492,944            SHARED   1, 2         1,492,944
AMERICAN AXLE & MFG HLDGS IN    COM               024061103       2,735      100,000            SHARED   1, 2           100,000
ALLEGHENY ENERGY INC            COM               017361106       5,897      120,000            SHARED   1, 2           120,000
BAXTER INTL INC                 COM               071813109       8,954      170,000            SHARED   1, 2           170,000
BURLINGTON NORTHN SANTA FE C    COM               12189T104      67,609      840,600            SHARED   1, 2           840,600
BUSINESS OBJECTS S A            SPONSORED ADR     12328X107      10,142      280,235            SHARED   1, 2           280,235
PEABODY ENERGY CORP             COM               704549104      27,733      689,186            SHARED   1, 2           689,186
CARDINAL HEALTH INC             COM               14149Y108      48,329      662,500            SHARED   1, 2           662,500
CATERPILLAR INC DEL             COM               149123101      10,055      150,000            SHARED   1, 2           150,000
CROWN CASTLE INTL CORP          COM               228227104      18,108      563,600            SHARED   1, 2           563,600
CROWN HOLDINGS INC              COM               228368106      67,373    2,754,400            SHARED   1, 2         2,754,400
CANADIAN NATL RY CO             COM               136375102      19,863      450,000            SHARED   1, 2           450,000
CONSOL ENERGY INC               COM               20854P109      26,006      664,600            SHARED   1, 2           664,600
CSX CORP                        COM               126408103       6,008      150,000            SHARED   1, 2           150,000
CVS CORP                        COM               126650100      27,606      808,625            SHARED   1, 2           808,625
CNX GAS CORP                    COM               12618H309       4,250      150,000            SHARED   1, 2           150,000
DOBSON COMMUNICATIONS CORP      CL A              256069105       4,295      500,000            SHARED   1, 2           500,000
DEERE & CO                      COM               244199105      13,580      125,000            SHARED   1, 2           125,000
DOMINOS PIZZA INC               COM               25754A201       9,741      300,000            SHARED   1, 2           300,000
ENERGY CONVERSION DEVICES IN    COM               292659109         894       25,573            SHARED   1, 2            25,573
ERICSSON L M TEL CO             ADR B SEK 10      294821608       1,484       40,000            SHARED   1, 2            40,000
EAGLE MATERIALS INC             COM               26969P108       5,449      122,100            SHARED   1, 2           122,100
FREEPORT-MCMORAN COPPER & GO    CL B              35671D857       2,270       34,300            SHARED   1, 2            34,300
STREETTRACKS GOLD TR            GOLD SHS          863307104      39,444      600,000            SHARED   1, 2           600,000
CORNING INC                     COM               219350105      14,299      628,800            SHARED   1, 2           628,800
GATX CORP                       COM               361448103      10,573      221,200            SHARED   1, 2           221,200
GOL LINHAS AEREAS INTLG S A     SP ADR REP PFD    38045R107       1,217       40,000            SHARED   1, 2            40,000
GRANT PRIDECO INC               COM               38821G101      21,930      440,000            SHARED   1, 2           440,000
GLOBALSANTAFE CORP              SHS               G3930E101      44,058      714,300            SHARED   1, 2           714,300
GOODYEAR TIRE & RUBR CO         COM               382550101      12,164      390,000            SHARED   1, 2           390,000
HALLIBURTON CO                  COM               406216101      13,090      412,400            SHARED   1, 2           412,400
HARSCO CORP                     COM               4158664107     17,289      385,400            SHARED   1, 2           385,400
KOMAG INC                       COM NEW           500453204       3,273      100,000            SHARED   1, 2           100,000
LIBERTY MEDIA HLDG CORP         CAP COM SER A     53071M302      31,983      289,204            SHARED   1, 2           289,204
LEAR CORP                       COM               521865105       7,574      207,450            SHARED   1, 2           207,450
ACCREDITED HOME LENDRS HLDG     COM               00437P107         742       80,000            SHARED   1, 2            80,000
CHENIERE ENERGY INC             COM NEW           16411R208         623       20,000            SHARED   1, 2            20,000
LIFEPOINT HOSPITALS INC         COM               53219L109       1,911       50,000            SHARED   1, 2            50,000
LSI LOGIC CORP                  COM               502161102       1,044      100,000            SHARED   1, 2           100,000
MARTIN MARIETTA MATLS INC       COM               573284106       6,719       49,700            SHARED   1, 2            49,700
3M CO                           COM               88579Y101      13,933      182,300            SHARED   1, 2           182,300
ARCELOR MITTAL                  NY REG SHS CL A   03937E101      61,104    1,155,300            SHARED   1, 2         1,155,300
NOBLE CORPORATION               SHS               G65422100      41,451      526,825            SHARED   1, 2           526,825
NETFLIX COM INC                 COM               64110L106       7,189      310,000            SHARED   1, 2           310,000
NATIONAL OILWELL VARCO INC      COM               637071101      41,180      529,375            SHARED   1, 2           529,375
NORFOLK SOUTHERN CORP           COM               655844108      10,120      200,000            SHARED   1, 2           200,000
NAVTEQ CORP                     COM               63936L100       9,206      266,846            SHARED   1, 2           266,846
NEWS CORP                       CL A              65248E104      40,312    1,743,600            SHARED   1, 2         1,743,600
ORACLE CORP                     COM               68389X105      17,405      960,000            SHARED   1, 2           960,000
PINNACLE AIRL CORP              COM               723443107       3,435      198,678            SHARED   1, 2           198,678
QUALCOMM INC                    COM               747525103      13,225      310,000            SHARED   1, 2           310,000
ROWAN COS INC                   COM               779382100       8,118      250,000            SHARED   1, 2           250,000
RESOURCE AMERICA INC            CL A              761195205      16,516      698,962            SHARED   1, 2           698,962
TRANSOCEAN INC                  ORD               G90078109      99,460    1,217,384            SHARED   1, 2         1,217,384
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR     204412209      31,978      864,500            SHARED   1, 2           864,500
COMPANHIA VALE DO RIO DOCE      SPON ADR PFD      204412100      19,394      620,000            SHARED   1, 2           620,000
RANGE RES CORP                  COM               75281A109       8,350      250,000            SHARED   1, 2           250,000
RTI INTL METALS INC             COM               74973W107      50,364      553,393            SHARED   1, 2           553,393
SBA COMMUNICATIONS CORP         COM               78388J106      31,470    1,064,958            SHARED   1, 2         1,064,958
SANDISK CORP                    COM               80004C101       1,314       30,000            SHARED   1, 2            30,000
STANDARD PAC CORP NEW           COM               85375C101       3,757      180,000            SHARED   1, 2           180,000
STEEL DYNAMICS INC              COM               858119100      34,368      795,565            SHARED   1, 2           795,565
SUNOCO INC                      COM               86764P109      21,132      300,000            SHARED   1, 2           300,000
TESORO CORP                     COM               881609101      23,099      230,000            SHARED   1, 2           230,000
TWEEN BRANDS INC                COM               901166108       6,251      175,000            SHARED   1, 2           175,000
ULTRAPETROL BAHAMAS LTD         COM               P94398107       4,910      292,600            SHARED   1, 2           292,600
UNITEDHEALTH GROUP INC          COM               91324P102      17,003      321,000            SHARED   1, 2           321,000
UNITED TECHNOLOGIES CORP        COM               913017109      81,094    1,247,600            SHARED   1, 2         1,247,600
VALASSIS COMMUNICATIONS INC     COM               918866104      10,235      595,400            SHARED   1, 2           595,400
VULCAN MATLS CO                 COM               929160109      59,445      510,341            SHARED   1, 2           510,341
VERASUN ENERGY CORP             COM               92336G106       2,873      144,600            SHARED   1, 2           144,600
WELLPOINT INC                   COM               94973V107      35,976      443,600            SHARED   1, 2           443,600
WHEELING PITTSBURGH CORP        COM NEW           963142302       4,501      190,000            SHARED   1, 2           190,000
XM SATELLITE RADIO HLDGS INC    CL A              983759101       3,521      272,534            SHARED   1, 2           272,534
XTO ENERGY INC                  COM               98385X106      25,969      473,800            SHARED   1, 2           473,800

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